SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advance to suppliers	$ 297,260		$ 244,758		$ 117,819
VAT input credits			307,575
Issue cost related to convertible promissory notes	138,687		159,000
Deferred marketing expenses			1,000,000
Prepayment for land use right/ (i)	551,800	[1]	615,955	[1]
Security deposit	55,247	[2]	61,670	[2],[3]		[3]
Others receivable	130,255	[4]	56,936	[4]	110,624	[5]
Prepaid expenses and other current assets	$ 1,173,249		$ 2,445,894		$ 228,443

[1]	On July 23, 2021, Sichuan Vtouch entered into a contract with Chengdu Wenjiang District Planning and Natural Resources Bureau for purchasing a land use right of 131,010 square feet with a consideration of RMB3,925,233 (equivalent to $551,800) for the new facility. The Company made a full prepayment by November 18, 2021. Upon a certificate of land use right issued by the local government, which is estimated to be obtained by the fourth quarter of 2022, the Company will reclassify this prepayment to intangible assets accordingly.
[2]	On July 28, 2021, Sichuan Vtouch made a security deposit of RMB393,000 (equivalent to $55,247) to Chengdu Cross-Strait Science and Technology Industry Development Park Management Committee to obtain a construction license for new facility. This deposit will be refunded upon the issuance of the construction license by end of 2022.
[3]	On July 28, 2021, Sichuan Vtouch made a security deposit of RMB393,000 (equivalent to $61,670) to Chengdu Cross-Strait Science and Technology Industry Development Park Management Committee to obtain a construction license for new facility. This deposit will be refunded upon the issuance of the construction license by end of April, 2022.
[4]	Other receivables are mainly employee advances, and prepaid expenses.
[5]	Other receivables are mainly employee advances, and prepaid expenses.